Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MONEY MARKET TRUST
Entity Central Index Key	0000703642
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000016694
Shareholder Report [Line Items]
Fund Name	DWS Government Money Market Series
Class Name	Institutional Shares
Trading Symbol	ICAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Government Money Market Series (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Government Cash Management Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.25%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11% [1]
Expenses Represent Both Master and Feeder [Text]	The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Government Cash Management Portfolio. Fund costs reflect the expenses of both the feeder and master fund.
AssetsNet	$ 36,860,766,140
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 11,578,503
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	36,860,766,140
Number of Portfolio Holdings	68
Total Net Advisory Fees Paid ($)	11,578,503
Weighted Average Maturity	18 days
7-Day Current Yield	4.28%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of June 30, 2025. The 7-Day Current Yield would have been 4.15% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	66%
Government & Agency Obligations	34%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

[1]	Annualized.